Schedule of Investments (unaudited)	iShares® U.SBasic Materials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 83.4%
Air Products & Chemicals Inc.	178,567	$47,634,533
Albemarle Corp.	88,713	14,430,057
Ashland Global Holdings Inc.	51,252	4,099,647
Axalta Coating Systems Ltd.(a)	190,305	5,136,332
Celanese Corp.	98,438	12,024,202
CF Industries Holdings Inc.	185,617	7,680,831
Chemours Co(The)	154,194	4,061,470
Corteva Inc.	609,892	24,310,295
Dow Inc.	505,263	26,223,150
DuPont de Nemours Inc.(b)	593,076	47,119,888
Eastman Chemical Co.	114,378	11,249,076
Ecolab Inc.	201,056	41,117,962
Element Solutions Inc.	209,969	3,575,772
FMC Corp.	109,293	11,835,339
Huntsman Corp.	181,971	4,807,674
Ingevity Corp.(a)	42,253	2,775,599
International Flavors & Fragrances Inc.(b)	90,785	10,202,418
Linde PLC	421,126	103,344,320
LyondellBasell Industries NV, Class A	212,310	18,207,706
Mosaic Co. (The)	298,409	7,746,698
NewMarket Corp.	7,414	2,907,697
PPG Industries Inc.	192,938	25,990,678
RPM International Inc.	111,119	9,163,984
Scotts Miracle-Gro Co. (The)	35,248	7,804,260
Valvoline Inc.	174,161	4,134,582
Westlake Chemical Corp.	35,552	2,718,306
WR Grace & Co.	60,340	3,500,927
		463,803,403
Metals & Mining — 16.4%
Alcoa Corp.(a)	182,585	3,286,530
Commercial Metals Co.	127,683	2,514,078
Freeport-McMoRan Inc.	983,560	26,467,600
Newmont Corp.	461,154	27,484,778
Nucor Corp.	253,398	12,348,085
Reliance Steel & Aluminum Co.	56,233	6,527,527
Royal Gold Inc.	58,398	6,241,578
Steel Dynamics Inc.	177,427	6,080,423
		90,950,599
Total Common Stocks — 99.8%
(Cost: $550,724,801)		554,754,002

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	57,200,742	57,235,063
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,297,000	1,297,000
		58,532,063
Total Short-Term Investments — 10.5%
(Cost: $58,532,063)		58,532,063

Total Investments in Securities — 110.3%
(Cost: $609,256,864)		613,286,065

Other Assets, Less Liabilities — (10.3)%		(57,421,277)
Net Assets — 100.0%		$555,864,788
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.SBasic Materials ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,978,484	$49,258,986	(a)	$—	$12,082	$(14,489)	$57,235,063	57,200,742	$43,163	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	357,000	940,000	(a)	—	—	—	1,297,000	1,297,000	663		—
					$12,082	$(14,489)	$58,532,063		$43,826		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	1	03/19/21	$234	$3,418
S&P Select Sector Industrial E-Mini Index	8	03/19/21	681	(29,358)
				$(25,940)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$554,754,002	$—	$—	$554,754,002
Money Market Funds	58,532,063	—	—	58,532,063
	$613,286,065	$—	$—	$613,286,065
Derivative financial instruments(a)
Assets
Futures Contracts	$3,418	$—	$—	$3,418
Liabilities
Futures Contracts	(29,358)	—	—	(29,358)
	$(25,940)	$—	$—	$(25,940)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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